Income tax incurred and deferred: Movement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax:
Beginning Balances	$ 3,044,632	$ 3,165,145
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar	(168,592)	(24,241)
Increase (decrease) in deferred tax liability (asset)	96,482	(96,272)
Ending Balances	2,972,522	3,044,632
Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	227,402	(5,997)
Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(169,080)	(128,254)
Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	38,160	37,979
Allowance for doubtful accounts [member]
Income tax:
Beginning Balances	(57,962)	(66,609)
Increase (decrease) in deferred tax liability (asset)	(2,813)	8,647
Ending Balances	(60,775)	(57,962)
Allowance for doubtful accounts [member] | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(1,123)	11,390
Allowance for doubtful accounts [member] | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(1,690)	(2,743)
Concessioned assets
Income tax:
Beginning Balances	3,078,500	3,101,892
Increase (decrease) in deferred tax liability (asset)	(96,776)	(23,392)
Ending Balances	2,981,724	3,078,500
Concessioned assets | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	9,298	28,642
Concessioned assets | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(145,056)	(91,743)
Concessioned assets | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	38,982	39,709
Unrealised foreign exchange gains (losses)
Income tax:
Beginning Balances	32,903	96,740
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar	(117,978)	(61,018)
Increase (decrease) in deferred tax liability (asset)	1,826	(2,819)
Ending Balances	(83,249)	32,903
Unrealised foreign exchange gains (losses) | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	2,648	(1,089)
Unrealised foreign exchange gains (losses) | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(822)	(1,730)
Other temporary differences
Income tax:
Beginning Balances	(8,809)	33,122
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar	(50,614)	36,777
Increase (decrease) in deferred tax liability (asset)	194,245	(78,708)
Ending Balances	134,822	(8,809)
Other temporary differences | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	216,579	(44,940)
Other temporary differences | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	$ (22,334)	$ (33,768)